Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Disclosure

As required by Section 953(a) of the Dodd-Frank Act and Item 402(v) of Regulation S-K, we are providing the following disclosure regarding the relationship between executive “compensation actually paid” (“CAP”) to our principal executive officer (“PEO”) and our other named executive officers (the “Non-PEO NEOs”) and Company financial performance for the fiscal years listed below. As a smaller reporting company for purposes of fiscal year 2025 reporting, the following table sets forth information with respect to the alignment between our executive compensation and our financial performance for the past three fiscal years.

Fiscal Year	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to PEO(1),(2),(3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(1) ($)	Average Compensation Actually Paid to Non-PEO NEOs(1),(2),(3) ($)	Value of Initial Fixed $100 Investment based on Total Stockholder Return (“TSR”)(4) ($)	Net Income ($ Millions)
2025	2,494,099	(3,542,747)	1,370,035	(2,078,013)	(77)	(75.8)
2024	3,215,003	3,843,460	1,316,564	2,487,071	343	(71.3)
2023	3,369,990	2,415,149	935,185	762,127	63	(64.5)

____________

(1)      For each of the fiscal years presented in the table above, Ronald Martell was our only PEO. The individuals comprising the Non-PEO NEOs for each of 2025, 2024 and 2023 were Jeet Mahal, Herb Cross and Edwin Tucker, M.D.

(2)    Represents the amount of the CAP to our PEO or the Non-PEO NEOs, as computed in accordance with Item 402(v) of Regulation S-K, and does not reflect compensation actually earned, realized or received by our PEO or the Non-PEO NEOs during the applicable fiscal year. These amounts reflect the total amount of compensation for our named executive officers reported in the Summary Compensation Table, with certain adjustments as described in footnote 3 below.

(3)    The following table summarizes the adjustments required to be made to the amounts reported in the Summary Compensation Table for the applicable fiscal year in accordance with Item 402(v) of Regulation S-K in order to determine the amounts shown in the table above as being the CAP. Equity values are calculated in accordance with FASB ASC Topic 718.

Fiscal Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards and Option Awards for PEO ($)(a)	Inclusion of Equity Values for PEO ($)(b)	Compensation Actually Paid to PEO ($)(c)
2025	2,494,099	(1,766,827)	(4,270,019)	(3,542,747)
2024	3,215,003	(2,178,640)	2,807,097	3,843,460
2023	3,369,990	(2,361,818)	1,406,977	2,415,149
Fiscal Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)(d)	Average Inclusion of Equity Values for Non-PEO NEOs ($)(e)	Average Compensation Actually Paid to Non-PEO NEOs ($)(c)
2025	1,370,035	(679,549)	(2,768,499)	(2,078,013)
2024	1,316,564	(638,263)	1,808,770	2,487,071
2023	935,185	(480,782)	307,724	762,127

____________

(a)      Represents the aggregate amount of the “Stock Awards” and “Option Awards” columns for our PEO reported in the Summary Compensation Table for the applicable fiscal year.

(b)      Amounts reported in this column are derived from the amounts set forth in the following table for the applicable fiscal year:

Fiscal Year	Year-End Fair Value of Equity Awards Granted During the Year That Remained Unvested as of the Last Day of the Year for PEO ($)	Change in Fair Value from the Last Day of the Prior Year to the Last Day of the Year of Unvested Equity Awards for PEO ($)	Change in Fair Value from the Last Day of the Prior Year to the Vesting Date of Unvested Equity Awards that Vested During the Year for PEO ($)	Total Inclusion of Equity Values for PEO ($)
2025	390,152	(2,579,609)	(2,080,562)	(4,270,019)
2024	2,034,880	778,601	(6,384)	2,807,097
2023	797,566	987	608,424	1,406,977

(c)      The following adjustments are not applicable and are therefore omitted: (i) the fair value as of the vesting date for awards that are granted and vest in the same year; (ii) the amount equal to the fair value at the end of the prior fiscal year for any awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year; and (iii) the dollar value of any dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year.

(d)      Represents the average of the aggregate amount of the “Stock Awards” and “Option Awards” columns for the Non-PEO NEOs reported in the Summary Compensation Table for the applicable fiscal year.

(e)      Amounts reported in this column are derived from the amounts set forth in the following table for the applicable fiscal year:

Fiscal Year	Average Year-End Fair Value of Equity Awards Granted During the Year That Remained Unvested as of the Last Day of the Year for Non-PEO NEOs ($)	Average Change in Fair Value from the Last Day of the Prior Year to the Last Day of the Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Change in Fair Value from the Last Day of the Prior Year to the Vesting Date of Unvested Equity Awards that Vested During the Year for Non-PEO NEOs ($)	Total Average Inclusion of Equity Values for Non-PEO NEOs ($)
2025	149,958	(1,522,970)	(1,395,486)	(2,768,499)
2024	1,561,405	220,019	27,346	1,808,770
2023	232,814	5,685	69,225	307,724

(4)      The TSR assumes $100 was invested in our Company for the period from the beginning of the measurement period through the end of the listed measurement period. The TSR is calculated by dividing (i) the difference between the stock price at the end of each measurement period shown and the beginning of the measurement period by (ii) the stock price at the beginning of the measurement period. Historical stock performance is not necessarily indicative of future stock performance.

Named Executive Officers, Footnote		The individuals comprising the Non-PEO NEOs for each of 2025, 2024 and 2023 were Jeet Mahal, Herb Cross and Edwin Tucker, M.D.
PEO Total Compensation Amount	[1]	$ 2,494,099	$ 3,215,003	$ 3,369,990
PEO Actually Paid Compensation Amount	[1],[2],[3],[4]	$ (3,542,747)	3,843,460	2,415,149
Adjustment To PEO Compensation, Footnote
Fiscal Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards and Option Awards for PEO ($)(a)	Inclusion of Equity Values for PEO ($)(b)	Compensation Actually Paid to PEO ($)(c)
2025	2,494,099	(1,766,827)	(4,270,019)	(3,542,747)
2024	3,215,003	(2,178,640)	2,807,097	3,843,460
2023	3,369,990	(2,361,818)	1,406,977	2,415,149

(a)      Represents the aggregate amount of the “Stock Awards” and “Option Awards” columns for our PEO reported in the Summary Compensation Table for the applicable fiscal year.

(b)      Amounts reported in this column are derived from the amounts set forth in the following table for the applicable fiscal year:

Fiscal Year	Year-End Fair Value of Equity Awards Granted During the Year That Remained Unvested as of the Last Day of the Year for PEO ($)	Change in Fair Value from the Last Day of the Prior Year to the Last Day of the Year of Unvested Equity Awards for PEO ($)	Change in Fair Value from the Last Day of the Prior Year to the Vesting Date of Unvested Equity Awards that Vested During the Year for PEO ($)	Total Inclusion of Equity Values for PEO ($)
2025	390,152	(2,579,609)	(2,080,562)	(4,270,019)
2024	2,034,880	778,601	(6,384)	2,807,097
2023	797,566	987	608,424	1,406,977

(c)      The following adjustments are not applicable and are therefore omitted: (i) the fair value as of the vesting date for awards that are granted and vest in the same year; (ii) the amount equal to the fair value at the end of the prior fiscal year for any awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year; and (iii) the dollar value of any dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year.

Non-PEO NEO Average Total Compensation Amount	[1]	$ 1,370,035	1,316,564	935,185
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[2],[3],[4]	$ (2,078,013)	2,487,071	762,127
Adjustment to Non-PEO NEO Compensation Footnote
Fiscal Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)(d)	Average Inclusion of Equity Values for Non-PEO NEOs ($)(e)	Average Compensation Actually Paid to Non-PEO NEOs ($)(c)
2025	1,370,035	(679,549)	(2,768,499)	(2,078,013)
2024	1,316,564	(638,263)	1,808,770	2,487,071
2023	935,185	(480,782)	307,724	762,127

(c)      The following adjustments are not applicable and are therefore omitted: (i) the fair value as of the vesting date for awards that are granted and vest in the same year; (ii) the amount equal to the fair value at the end of the prior fiscal year for any awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year; and (iii) the dollar value of any dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year.

(d)      Represents the average of the aggregate amount of the “Stock Awards” and “Option Awards” columns for the Non-PEO NEOs reported in the Summary Compensation Table for the applicable fiscal year.

(e)      Amounts reported in this column are derived from the amounts set forth in the following table for the applicable fiscal year:

Fiscal Year	Average Year-End Fair Value of Equity Awards Granted During the Year That Remained Unvested as of the Last Day of the Year for Non-PEO NEOs ($)	Average Change in Fair Value from the Last Day of the Prior Year to the Last Day of the Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Change in Fair Value from the Last Day of the Prior Year to the Vesting Date of Unvested Equity Awards that Vested During the Year for Non-PEO NEOs ($)	Total Average Inclusion of Equity Values for Non-PEO NEOs ($)
2025	149,958	(1,522,970)	(1,395,486)	(2,768,499)
2024	1,561,405	220,019	27,346	1,808,770
2023	232,814	5,685	69,225	307,724

Compensation Actually Paid vs. Total Shareholder Return

Description of Relationship Between the CAP to PEO and Non-PEO NEOs and the TSR

The following chart sets forth the relationship between the CAP to our PEO, the average of the CAP to our Non-PEO NEOs, and our cumulative TSR over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income

Description of Relationship Between the CAP to PEO and Non-PEO NEOs and Net Income

The following chart sets forth the relationship between the CAP to our PEO, the average of the CAP to our Non-PEO NEOs, and our Net Income during the three most recently completed fiscal years.

Total Shareholder Return Amount	[5]	$ (77)	343	63
Net Income (Loss)		$ (75.8)	(71,300,000)	(64,500,000)
PEO Name		Ronald Martell
Exclusion of Stock Awards and Option Awards for PEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[6]	$ (1,766,827)	(2,178,640)	(2,361,818)
Inclusion of Equity Values for PEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[7]	(4,270,019)	2,807,097	1,406,977
Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[8]	(679,549)	(638,263)	(480,782)
Average Inclusion of Equity Values for Non-PEO NEOs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[9]	(2,768,499)	1,808,770	307,724
Year-End Fair Value of Equity Awards Granted During the Year That Remained Unvested as of the Last Day of the Year for PEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		390,152	2,034,880	797,566
Change in Fair Value from the Last Day of the Prior Year to the Last Day of the Year of Unvested Equity Awards for PEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(2,579,609)	778,601	987
Change in Fair Value from the Last Day of the Prior Year to the Vesting Date of Unvested Equity Awards that Vested During the Year for PEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(2,080,562)	(6,384)	608,424
Average Year-End Fair Value of Equity Awards Granted During the Year That Remained Unvested as of the Last Day of the Year for Non-PEO NEOs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		149,958	1,561,405	232,814
Average Change in Fair Value from the Last Day of the Prior Year to the Last Day of the Year of Unvested Equity Awards for Non-PEO NEOs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,522,970)	220,019	5,685
Average Change in Fair Value from the Last Day of the Prior Year to the Vesting Date of Unvested Equity Awards that Vested During the Year for Non-PEO NEOs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (1,395,486)	$ 27,346	$ 69,225

[1]	For each of the fiscal years presented in the table above, Ronald Martell was our only PEO. The individuals comprising the Non-PEO NEOs for each of 2025, 2024 and 2023 were Jeet Mahal, Herb Cross and Edwin Tucker, M.D.
[2]	Represents the amount of the CAP to our PEO or the Non-PEO NEOs, as computed in accordance with Item 402(v) of Regulation S-K, and does not reflect compensation actually earned, realized or received by our PEO or the Non-PEO NEOs during the applicable fiscal year. These amounts reflect the total amount of compensation for our named executive officers reported in the Summary Compensation Table, with certain adjustments as described in footnote 3 below.
[3]	The following adjustments are not applicable and are therefore omitted: (i) the fair value as of the vesting date for awards that are granted and vest in the same year; (ii) the amount equal to the fair value at the end of the prior fiscal year for any awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year; and (iii) the dollar value of any dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year.
[4]	The following table summarizes the adjustments required to be made to the amounts reported in the Summary Compensation Table for the applicable fiscal year in accordance with Item 402(v) of Regulation S-K in order to determine the amounts shown in the table above as being the CAP. Equity values are calculated in accordance with FASB ASC Topic 718.
Fiscal Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards and Option Awards for PEO ($)(a)	Inclusion of Equity Values for PEO ($)(b)	Compensation Actually Paid to PEO ($)(c)
2025	2,494,099	(1,766,827)	(4,270,019)	(3,542,747)
2024	3,215,003	(2,178,640)	2,807,097	3,843,460
2023	3,369,990	(2,361,818)	1,406,977	2,415,149
Fiscal Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)(d)	Average Inclusion of Equity Values for Non-PEO NEOs ($)(e)	Average Compensation Actually Paid to Non-PEO NEOs ($)(c)
2025	1,370,035	(679,549)	(2,768,499)	(2,078,013)
2024	1,316,564	(638,263)	1,808,770	2,487,071
2023	935,185	(480,782)	307,724	762,127

____________

(a)      Represents the aggregate amount of the “Stock Awards” and “Option Awards” columns for our PEO reported in the Summary Compensation Table for the applicable fiscal year.

(b)      Amounts reported in this column are derived from the amounts set forth in the following table for the applicable fiscal year:

Fiscal Year	Year-End Fair Value of Equity Awards Granted During the Year That Remained Unvested as of the Last Day of the Year for PEO ($)	Change in Fair Value from the Last Day of the Prior Year to the Last Day of the Year of Unvested Equity Awards for PEO ($)	Change in Fair Value from the Last Day of the Prior Year to the Vesting Date of Unvested Equity Awards that Vested During the Year for PEO ($)	Total Inclusion of Equity Values for PEO ($)
2025	390,152	(2,579,609)	(2,080,562)	(4,270,019)
2024	2,034,880	778,601	(6,384)	2,807,097
2023	797,566	987	608,424	1,406,977

(c)      The following adjustments are not applicable and are therefore omitted: (i) the fair value as of the vesting date for awards that are granted and vest in the same year; (ii) the amount equal to the fair value at the end of the prior fiscal year for any awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year; and (iii) the dollar value of any dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year.

(d)      Represents the average of the aggregate amount of the “Stock Awards” and “Option Awards” columns for the Non-PEO NEOs reported in the Summary Compensation Table for the applicable fiscal year.

(e)      Amounts reported in this column are derived from the amounts set forth in the following table for the applicable fiscal year:

Fiscal Year	Average Year-End Fair Value of Equity Awards Granted During the Year That Remained Unvested as of the Last Day of the Year for Non-PEO NEOs ($)	Average Change in Fair Value from the Last Day of the Prior Year to the Last Day of the Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Change in Fair Value from the Last Day of the Prior Year to the Vesting Date of Unvested Equity Awards that Vested During the Year for Non-PEO NEOs ($)	Total Average Inclusion of Equity Values for Non-PEO NEOs ($)
2025	149,958	(1,522,970)	(1,395,486)	(2,768,499)
2024	1,561,405	220,019	27,346	1,808,770
2023	232,814	5,685	69,225	307,724

[5]	The TSR assumes $100 was invested in our Company for the period from the beginning of the measurement period through the end of the listed measurement period. The TSR is calculated by dividing (i) the difference between the stock price at the end of each measurement period shown and the beginning of the measurement period by (ii) the stock price at the beginning of the measurement period. Historical stock performance is not necessarily indicative of future stock performance.
[6]	Represents the aggregate amount of the “Stock Awards” and “Option Awards” columns for our PEO reported in the Summary Compensation Table for the applicable fiscal year.
[7]	Amounts reported in this column are derived from the amounts set forth in the following table for the applicable fiscal year:
Fiscal Year	Year-End Fair Value of Equity Awards Granted During the Year That Remained Unvested as of the Last Day of the Year for PEO ($)	Change in Fair Value from the Last Day of the Prior Year to the Last Day of the Year of Unvested Equity Awards for PEO ($)	Change in Fair Value from the Last Day of the Prior Year to the Vesting Date of Unvested Equity Awards that Vested During the Year for PEO ($)	Total Inclusion of Equity Values for PEO ($)
2025	390,152	(2,579,609)	(2,080,562)	(4,270,019)
2024	2,034,880	778,601	(6,384)	2,807,097
2023	797,566	987	608,424	1,406,977

[8]	Represents the average of the aggregate amount of the “Stock Awards” and “Option Awards” columns for the Non-PEO NEOs reported in the Summary Compensation Table for the applicable fiscal year.
[9]	Amounts reported in this column are derived from the amounts set forth in the following table for the applicable fiscal year:
Fiscal Year	Average Year-End Fair Value of Equity Awards Granted During the Year That Remained Unvested as of the Last Day of the Year for Non-PEO NEOs ($)	Average Change in Fair Value from the Last Day of the Prior Year to the Last Day of the Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Change in Fair Value from the Last Day of the Prior Year to the Vesting Date of Unvested Equity Awards that Vested During the Year for Non-PEO NEOs ($)	Total Average Inclusion of Equity Values for Non-PEO NEOs ($)
2025	149,958	(1,522,970)	(1,395,486)	(2,768,499)
2024	1,561,405	220,019	27,346	1,808,770
2023	232,814	5,685	69,225	307,724